Summary of Significant Accounting Policies, Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Equity Method Investment, Other than Temporary Impairment	$ 0	$ 0	$ 0